Revenue from Contracts with Customers (Contract Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Billed Contracts Receivable	$ 124,701	$ 102,684
Contract with Customer, Asset, after Allowance for Credit Loss	8,071	8,487
Contract with Customer, Liability	$ 111,670	$ 122,129